RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 17: - RELATED PARTY TRANSACTIONS

On October 4, 2020, the Company provided its co-founders, the Chief Executive Officer and Chief Product Officer (the “Co-founders”), with an incentive plan (the “Incentive Plan”) in connection with certain revenue thresholds over an agreed period. Under the Incentive Plan, the Chief Executive Officer and Chief Product Officer are eligible to earn up to $20,000 and $10,000 of incremental incentive bonuses, respectively, subject to certain revenue thresholds and other conditions. During the years ended December 31, 2023 and 2022, the Company recognized an expense of $17,357 and $12,643, respectively.

On June 22, 2023, the Board of Directors granted the Company’s co-founders option awards to purchase 2,327,428 Class A Ordinary shares, at an exercise price of $27.74 per share. These awards vest upon the satisfaction of both time-based and market-based vesting conditions. As of December 31, 2023, the Company recognized an expense of $2,481 in respect of this grant. As of December 31, 2023, none of the vesting conditions have been met.